Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year Ended December 31,
	2014	2013

U.S.	$(10,375,292)	$(15,765,490)
Foreign	(314,471)	(494,441)
Net loss before provision for income taxes	$(10,689,763)	$(16,259,931)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended December 31,
	2014	2013

Current:
Federal	$—	$—
State	3,100	3,191
Foreign	—	3,150

Total Current	$3,100	$6,341

Deferred:
Federal	$—	$—
State	—	—
Foreign	—	—

Total Deferred	$—	$—

Provision for income taxes	$3,100	$6,341

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2014	2013

Provision for income taxes at federal statutory rate	$(3,634,519)	$(5,528,377)
Federal research and development tax credits	(153,429)	(100,535)
Derivative revaluations and settlements	(748,068)	(172,106)
Adjustments related to 2013 Exchange	—	3,313,162
Expenses not deductible, income not taxable and other	(8,699)	64,489
Foreign loss taxed at lower rates	106,920	170,813
Change in federal valuation allowance	4,440,895	2,258,895

Provision for income taxes	$3,100	$6,341

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,	December 31,
	2014	2013
Deferred tax assets:
Net operating loss carry-forwards	$32,741,321	$28,412,473
Capitalized research and development cost	445,854	526,919
Goodwill and intangible assets	133,047	—
Research and development tax credit	1,819,895	1,559,952
Depreciation on property and equipment	52,297	27,536
Stock-based compensation	811,810	454,125
Reserves and accruals	724,521	774,786

Total deferred tax asset	36,728,745	31,755,791

Valuation allowance	(35,452,624)	(30,344,332)

Deferred tax assets net of valuation allowance	1,276,121	1,411,459
Deferred tax liability:
Discount on debt issuance	(1,276,121)	(1,411,459)

Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	Year Ended December 31,
	2014	2013
Beginning Balance	$810,000	$721,000
Additions based on tax positions related to the current year	135,000	89,000

Ending Balance	$945,000	$810,000